Cover	Nov. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2022
Entity File Number	001-39802
Entity Registrant Name	CLARUS THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001817944
Entity Tax Identification Number	85-1231852
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	355 S. Grand Avenue
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	847
Local Phone Number	562-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false